Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF
Schedule of Investments
July 31, 2026 (Unaudited)

COMMON STOCKS - 91.9%	Shares	Value
Communication Services - 13.1%
Alphabet, Inc. - Class A	1,629	$ 580,136
Alphabet, Inc. - Class C	1,526	544,248
AppLovin Corp. - Class A (a)	236	93,432
Comcast Corp. - Class A	2,751	65,914
Electronic Arts, Inc.	194	40,713
Meta Platforms, Inc. - Class A	828	460,956
Netflix, Inc. (a)	3,251	233,129
Space Exploration Technologies Corp. - Class A (a)(b)	1,480	160,388
Take-Two Interactive Software, Inc. (a)	143	34,737
T-Mobile US, Inc.	836	144,385
Warner Bros Discovery, Inc. (a)	1,936	50,917
		2,408,955

Consumer Discretionary - 10.3%
Airbnb, Inc. - Class A (a)	323	48,941
Amazon.com, Inc. (a)	3,008	816,913
Booking Holdings, Inc.	598	115,354
DoorDash, Inc. - Class A (a)	318	62,379
Marriott International, Inc. - Class A	204	76,057
MercadoLibre, Inc. (a)	39	73,240
O'Reilly Automotive, Inc. (a)	640	57,184
PDD Holdings, Inc. - ADR (a)(b)	516	45,697
Ross Stores, Inc.	249	62,517
Starbucks Corp. (b)	880	92,620
Tesla Motors, Inc. (a)	1,397	434,760
		1,885,662

Consumer Staples - 6.1%
Coca-Cola Europacific Partners PLC	344	37,654
Costco Wholesale Corp.	343	326,498
Keurig Dr Pepper, Inc.	1,050	32,676
Mondelez International, Inc. - Class A	991	61,749
Monster Beverage Corp. (a)	755	72,767
PepsiCo, Inc.	1,055	147,236
The Kraft Heinz Co. (b)	916	23,679
Walmart, Inc.	3,766	418,779
		1,121,038

Energy - 0.5%
Baker Hughes Co.	766	46,335
Diamondback Energy, Inc.	217	44,040
		90,375

Financials - 0.2%
PayPal Holdings, Inc.	681	38,960

Health Care - 3.5%
Alnylam Pharmaceuticals, Inc. (a)	103	21,169
Amgen, Inc.	417	160,612
DexCom, Inc. (a)	298	24,868
GE HealthCare Technologies, Inc.	351	23,875
Gilead Sciences, Inc.	959	124,871

IDEXX Laboratories, Inc. (a)	61	34,103
Intuitive Surgical, Inc. (a)	273	96,459
Regeneron Pharmaceuticals, Inc.	80	61,010
Vertex Pharmaceuticals, Inc. (a)	196	93,512
		640,479

Industrials - 3.5%
Automatic Data Processing, Inc.	309	82,336
Axon Enterprise, Inc. (a)	62	32,721
Cintas Corp.	309	63,231
Copart, Inc. (a)(b)	715	20,821
CSX Corp.	1,435	72,324
Fastenal Co.	886	42,271
Ferrovial SE	561	36,491
Honeywell Aerospace, Inc. (a)	245	50,651
Honeywell International, Inc.	245	59,547
Old Dominion Freight Line, Inc.	161	34,155
PACCAR, Inc.	406	53,868
Paychex, Inc.	277	32,365
Rocket Lab Corp. (a)(b)	447	29,033
Thomson Reuters Corp. (b)	294	28,850
		638,664

Information Technology - 52.7% (c)
Adobe, Inc. (a)	312	78,128
Advanced Micro Devices, Inc. (a)	1,259	599,473
Analog Devices, Inc.	376	138,146
Apple, Inc.	4,108	1,269,002
Applied Materials, Inc.	613	311,202
ARM Holdings PLC - ADR (a)(b)	327	78,379
ASML Holding NV	71	115,659
Astera Labs, Inc. (a)	132	41,082
Autodesk, Inc. (a)	163	38,175
Broadcom, Inc.	1,326	516,185
Cadence Design System, Inc. (a)	213	72,424
Cisco Systems, Inc.	3,043	352,958
CoreWeave, Inc. - Class A (a)	346	24,832
Crowdstrike Holdings, Inc. - Class A (a)	786	150,016
Datadog, Inc. - Class A (a)	255	68,332
Fortinet, Inc. (a)	566	91,664
Intel Corp. (a)	3,881	350,066
Intuit, Inc.	211	66,691
KLA Corp.	1,009	184,465
Lam Research Corp.	966	283,057
Lumentum Holdings, Inc. (a)	60	42,836
Marvell Technology, Inc.	675	126,603
Microchip Technology, Inc.	419	31,128
Micron Technology, Inc.	871	716,859
Microsoft Corp.	2,078	965,688
Monolithic Power Systems, Inc.	38	54,189
Nebius Group NV (a)(b)	170	32,370
NVIDIA Corp.	6,768	1,358,676
NXP Semiconductors NV	195	44,686
Palantir Technologies, Inc. - Class A (a)	1,773	218,185
Palo Alto Networks, Inc. (a)	630	209,053
QUALCOMM, Inc.	814	120,155
Roper Technologies, Inc.	78	30,574
Sandisk Corp. (a)	114	138,491
Seagate Technology Holdings PLC	173	148,111

Shopify, Inc. - Class A (a)	942		110,355
Strategy, Inc. - Class A (a)(b)	255		23,786
Synopsys, Inc. (a)	148		57,537
Teradyne, Inc.	121		44,491
Texas Instruments, Inc.	703		193,845
Western Digital Corp.	266		144,927
Workday, Inc. - Class A (a)	155		24,853
			9,667,334

Materials - 0.9%
Linde PLC	357		170,782

Utilities - 1.1%
American Electric Power Co., Inc. (b)	420		53,697
Constellation Energy Corp.	279		73,307
Exelon Corp.	790		36,198
Xcel Energy, Inc. (b)	482		37,692
			200,894
TOTAL COMMON STOCKS (Cost $13,625,615)			16,863,143

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 3.1%	Units		Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.79% (d)	577,879		577,879
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $577,879)			577,879

TOTAL INVESTMENTS - 95.0% (Cost $14,203,494)			17,441,022
Other Assets in Excess of Liabilities - 5.0%		0.04972	912,608
TOTAL NET ASSETS - 100.0%			$ 18,353,630

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of July 31, 2026. The fair value of these securities was $558,266.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(d)	The rate shown represents the 7-day annualized yield as of July 31, 2026.

Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF
Schedule of Futures Contracts
July 31, 2026 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
S&P 500 Annual Dividend Index	34	12/18/2026	$ 592,620	$ 19,448
S&P 500 Annual Dividend Index	34	12/17/2027	612,000	29,640
S&P 500 Annual Dividend Index	34	12/15/2028	614,040	10,801
Net Unrealized Appreciation (Depreciation)		$ –	$ –	$ 59,889

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 16,863,143	$ –	$ –	$ 16,863,143
Investments Purchased with Proceeds from Securities Lending (a)	–	–	–	577,879
Total Investments	$ 16,863,143	$ –	$ –	$ 17,441,022

Other Financial Instruments:
Futures Contracts *	$ 59,889	$ –	$ –	$ 59,889
Total Other Financial Instruments	$ 59,889	$ –	$ –	$ 59,889

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of July 31, 2026.

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.